Finance Receivables - Performing and Nonperforming Net Finance Receivables by Type (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Performing and nonperforming net finance receivables by type
Net Finance Receivables		$ 15,559	$ 6,609
Personal Loans
Performing and nonperforming net finance receivables by type
Number of days past due before which a loan is charged off to the allowance for finance receivable losses	180 days	90 days
Net Finance Receivables		$ 13,295	3,831
SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net Finance Receivables		1,703	2,091
Real Estate Loans
Performing and nonperforming net finance receivables by type
Net Finance Receivables		538	639
Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net Finance Receivables		23	48
Performing
Performing and nonperforming net finance receivables by type
Net Finance Receivables		15,277	6,444
Performing | Personal Loans
Performing and nonperforming net finance receivables by type
Net Finance Receivables		13,074	3,754
Performing | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net Finance Receivables		1,663	2,035
Performing | Real Estate Loans
Performing and nonperforming net finance receivables by type
Net Finance Receivables		518	608
Performing | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net Finance Receivables		22	47
Nonperforming
Performing and nonperforming net finance receivables by type
Net Finance Receivables		282	165
Nonperforming | Personal Loans
Performing and nonperforming net finance receivables by type
Net Finance Receivables		221	77
Nonperforming | SpringCastle Portfolio
Performing and nonperforming net finance receivables by type
Net Finance Receivables		40	56
Nonperforming | Real Estate Loans
Performing and nonperforming net finance receivables by type
Net Finance Receivables		20	31
Nonperforming | Retail Sales Finance
Performing and nonperforming net finance receivables by type
Net Finance Receivables		$ 1	$ 1